Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2009
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	93,012,500	93,012,500	200,200,000	200,200,000
Common stock, shares outstanding	93,012,500	93,012,500	200,200,000	200,200,000